Expense Example	Jul. 25, 2025 USD ($)
Formidable ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 121
Expense Example, with Redemption, 3 Years	378
Expense Example, with Redemption, 5 Years	654
Expense Example, with Redemption, 10 Years	1,443
Formidable Dividend and Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	287
Formidable Fortress ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	$ 1,096